[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

May 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:            Office of Filings, Information & Consumer Services

RE:                      The Gabelli Utilities Fund (the “Fund”)

                              File Nos. 333-81209/811-09397

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification, on behalf of the Fund, that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 27 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2017 (Accession #0001193125-17-146765).

If you have any questions, concerning this filing, you may contact me at (617) 573-4836.

Very truly yours,

/s/ Kenneth E. Burdon
Kenneth E. Burdon, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

A. Ward

A. Lonergan